Retirement Plans (Postemployment Severance Plan And Defined Contribution Plan) (Narrative) (Details) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended
	May 26, 2013	May 27, 2012	May 29, 2011	May 29, 2005
Defined Benefit Plan Disclosure [Line Items]
Unrecognized actuarial losses on postemployment severance costs	$ 6,100,000	$ 4,800,000
Percentage of employer contribution (percentage)	6.00%
Defined benefit plan net assets	719,000,000	664,900,000
Defined contribution plan, expense recognized	900,000	900,000	700,000
Amounts payable to highly compensated employees under non-qualified deferred compensation plan	224,300,000	201,400,000
ESOP borrowings from at variable interest rate	16,900,000
ESOP's debt	4,900,000
Additional shares acquired from common stock (shares)				0.05
ESOP incurred interest expense	0	0	100,000
Dividends received from employer	1,000,000	1,900,000	1,400,000
Contributions received from employer	100,000	500,000	100,000
Common shares held in ESOP (shares)	4.4
ESOP, allocated shares (shares)	3.5
ESOP, suspense shares (shares)	0.9
Description of Defined Contribution Pension and Other Postretirement Plans	We have a defined contribution (401(k)) plan covering most employees age 21 and older. We match contributions for participants with at least one year of service up to 6 percent of compensation, based on our performance. The match ranges from a minimum of $0.25 to $1.20 for each dollar contributed by the participant. The plan had net assets of $719.0 million at May 26, 2013 and $664.9 million at May 27, 2012. Expense recognized in fiscal 2013, 2012 and 2011 was $0.9 million, $0.9 million and $0.7 million, respectively. Employees classified as “highly compensated” under the IRC are not eligible to participate in this plan. Instead, highly compensated employees are eligible to participate in a separate non-qualified deferred compensation (FlexComp) plan. This plan allows eligible employees to defer the payment of part of their annual salary and all or part of their annual bonus and provides for awards that approximate the matching contributions and other amounts that participants would have received had they been eligible to participate in our defined contribution and defined benefit plans. Amounts payable to highly compensated employees under the FlexComp plan totaled $224.3 million and $201.4 million at May 26, 2013 and May 27, 2012, respectively. These amounts are included in other current liabilities.
Additional Loan
Defined Benefit Plan Disclosure [Line Items]
ESOP borrowings from at variable interest rate				1,600,000
ESOP's debt	1,300,000
Employee Stock Ownership Plan
Defined Benefit Plan Disclosure [Line Items]
Variable rate of interest (percentage)	0.55%
Maturity date of debt	Dec. 01, 2014
Employee Stock Ownership Plan | Additional Loan
Defined Benefit Plan Disclosure [Line Items]
Variable rate of interest (percentage)	0.55%
Minimum
Defined Benefit Plan Disclosure [Line Items]
Employer contribution, per dollar	0.25
Maximum
Defined Benefit Plan Disclosure [Line Items]
Employer contribution, per dollar	$ 1.20